EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Legal reserve (Details)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Legal reserve as percentage of net profit	10.00%
Maximum legal reserve as percentage of subscription capital stock	50.00%
Maximum legal reserve as percentage of subscription capital stock, reduced to stem losses in excess of retained earnings	50.00%